Intangible assets - Accumulated impairment losses and amortisation (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	€ 53,549,000
Balance at the end of the period	53,244,000	€ 53,549,000
Significant licences | Germany
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	3,564,000
Balance at the end of the period	3,270,000	3,564,000
Significant licences | Italy
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	3,429,000
Balance at the end of the period	3,415,000	3,429,000
Significant licences | UK
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	1,383,000
Balance at the end of the period	1,209,000	1,383,000
Significant licences | Spain sub segment
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	567,000
Balance at the end of the period	809,000	567,000
Goodwill.
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	31,731,000
Balance at the end of the period	31,884,000	31,731,000
Licence and spectrum fees
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	11,485,000
Balance at the end of the period	10,963,000	11,485,000
Proceeds from refunding of intangible assets	167,000
Licence and spectrum fees | UK
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	€ 229,000
Balance at the end of the period		229,000
Licence and spectrum fees | Minimum
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	3 years
Licence and spectrum fees | Maximum
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	40 years
Computer software
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	€ 5,337,000
Balance at the end of the period	5,846,000	5,337,000
Net book value of assets under construction not depreciated	€ 1,955,000	1,541,000
Computer software | Minimum
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	3 years
Computer software | Maximum
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	5 years
Brands | Minimum
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	1 year
Brands | Maximum
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	10 years
Customer bases
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	€ 4,984,000
Balance at the end of the period	€ 4,539,000	4,984,000
Customer bases | Minimum
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	2 years
Customer bases | Maximum
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	32 years
Others
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	€ 12,000
Balance at the end of the period	12,000	12,000
Cost
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	163,499,000	161,046,000
Exchange movements	(148,000)	539,000
Arising on acquisition	44,000	287,000
Additions	3,635,000	3,367,000
Disposals	(3,180,000)	(1,947,000)
Other	27,000	207,000
Balance at the end of the period	163,877,000	163,499,000
Cost | Goodwill.
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	99,364,000	99,170,000
Exchange movements	(21,000)	107,000
Arising on acquisition	10,000	87,000
Balance at the end of the period	99,333,000	99,364,000
Cost | Licence and spectrum fees
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	33,528,000	32,691,000
Exchange movements	(148,000)	234,000
Additions	901,000	896,000
Disposals	(356,000)	(293,000)
Other	1,000
Balance at the end of the period	33,926,000	33,528,000
Cost | Computer software
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	17,833,000	16,768,000
Exchange movements	(60,000)	43,000
Additions	2,727,000	2,462,000
Disposals	(2,823,000)	(1,651,000)
Other	36,000	211,000
Balance at the end of the period	17,713,000	17,833,000
Cost | Customer bases
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	12,308,000	11,964,000
Exchange movements	80,000	144,000
Arising on acquisition	54,000	200,000
Additions		1,000
Disposals		(1,000)
Balance at the end of the period	12,442,000	12,308,000
Cost | Others
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	466,000	453,000
Exchange movements	1,000	11,000
Additions	7,000	8,000
Disposals	(1,000)	(2,000)
Other	(10,000)	(4,000)
Balance at the end of the period	463,000	466,000
Accumulated impairment losses and amortisation
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	(109,950)	(107,037,000)
Exchange movements	220	(241,000)
Amortisation charge for the year	4,044	4,421,000
Disposals	3,173,000	1,937,000
Other	(32,000)	(188,000)
Balance at the end of the period	(110,633,000)	(109,950)
Accumulated impairment losses and amortisation | Goodwill.
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	(67,633)	(67,792,000)
Exchange movements	184	159,000
Balance at the end of the period	(67,449,000)	(67,633)
Accumulated impairment losses and amortisation | Licence and spectrum fees
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	(22,043)	(20,360,000)
Exchange movements	35	(255,000)
Amortisation charge for the year	1,306	1,721,000
Disposals	351,000	293,000
Balance at the end of the period	(22,963,000)	(22,043)
Accumulated impairment losses and amortisation | Computer software
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	(12,496)	(11,737,000)
Exchange movements	72	(3,000)
Amortisation charge for the year	2,225	2,210,000
Disposals	2,821,000	1,643,000
Other	(39,000)	(189,000)
Balance at the end of the period	(11,867,000)	(12,496)
Accumulated impairment losses and amortisation | Customer bases
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	(7,324)	(6,705,000)
Exchange movements	(70)	(131,000)
Amortisation charge for the year	509	488,000
Balance at the end of the period	(7,903,000)	(7,324)
Accumulated impairment losses and amortisation | Others
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	(454)	(443,000)
Exchange movements	(1)	(11,000)
Amortisation charge for the year	4	2,000
Disposals	1,000	1,000
Other	7,000	1,000
Balance at the end of the period	€ (451,000)	€ (454)